RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF RELATED PARTY TRANSACTIONS

	2020	2021	2022
	S$	S$	S$

Transactions with related parties:

Research income from associate	-	50,205	207,206
Purchase from associate	-	2,499	7,360
Interest expense paid to a shareholder	-	-	1,233
Service fee paid to directors	6,625	11,660	11,268
Amount due to a director	-	1,265	1,265

Balances with related parties:
Trade payables to associate	-	1,102	-

SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL

The remuneration of directors and key management personnel during the year were as follows:

	2020	2021	2022
	S$	S$	S$

Wages and salaries	255,491	272,507	290,070
Defined contribution plans	35,371	37,285	39,122
Other short-term benefits	2,900	3,358	3,414
Total	293,762	313,150	332,606

Analyzed by:
Directors of the Company	-	-	-
Other key management personnel	293,762	313,150	332,606
Total	293,762	313,150	332,606